Stock Options and Stock Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options Awards And Warrants [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s stock option activity and related information for the periods ended:

	March 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Balance at January 1,	264,652	$11.75	387,101	$11.19
Granted	-	-	-	-
Exercised	-	-	(4,139)	8.79
Forfeited	(16,861)	10.41	(118,310)	10.02
Balance at period end	247,791	$11.85	264,652	$11.75
Exercisable at period end	247,791	$11.85	264,652	$11.75
Weighted average fair value of options granted during the year		$-		$-

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table presents a summary of the activity for the Company’s restricted stock for the periods ended:

	March 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	33,330	$6.89	50,000	$6.89
Granted	-	-	-	-
Vested	-	-	(10,002)	6.91
Forfeited	-	-	(6,668)	6.85
Balance at period end	33,330	$6.89	33,330	$6.89

A summary of the activity for the Company’s restricted stock units for the periods indicated is presented in the following table:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	-	$-	-	$-
Granted	44,500	11.21	-	-
Vested	-	-	-	-
Forfeited	-	-	-	-
Balance at December 31,	44,500	$11.21	-	$-

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents a summary of the activity for the Company’s restricted stock units for the periods ended:

	March 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	44,500	$11.21	-	$-
Granted	-	-	44,500	11.21
Vested	-	-	-	-
Forfeited	-	-	-	-
Balance at period end	44,500	$11.21	44,500	$11.21

A summary of the activity for the Company’s restricted stock for the period indicated is presented in the following table:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	50,000	$6.89	-	$-
Granted	-	-	50,000	6.89
Vested	(10,002)	6.91	-	-
Forfeited	(6,668)	6.85	-	-
Balance at December 31,	33,330	$6.89	50,000	$6.89

Warrant [Member]
Stock Options Awards And Warrants [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the warrant activity and related information for the periods ended:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Balance at January 1,	119,376	$10.00	119,376	$10.00
Granted	-	-	-	-
Exercised	(47,068)	10.00	-	-
Forfeited	(72,308)	10.00	-	-
Balance at December 31,	-	$-	119,376	$10.00
Exercisable at December 31,	-	$-	119,376	$10.00

Employee Stock Option [Member]
Stock Options Awards And Warrants [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s stock option activity and related information for the years ended:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Balance at January 1,	387,101	$11.19	395,351	$11.16
Granted	-	-	-	-
Exercised	(4,139)	8.79	-	-
Forfeited	(118,310)	10.02	(8,250)	9.90
Balance at December 31,	264,652	$11.75	387,101	$11.19
Exercisable at December 31,	264,652	$11.75	387,101	$11.19
Weighted average fair value of options granted during the year		$-		$-